Prepaid Expenses and Other Current Assets	6 Months Ended
Jan. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of January 31,	As of July 31,
	2026	2025
Prepayment for digital asset procurement (a)	$35,920,947	$-
Prepayment for consulting service fee (b)	600,000	600,000
Others	22,091	22,091
Total	$36,543,038	$622,091

(a)

On August 1, 2025 and October 28, 2025, the Company entered into procurement authorization contracts with a third-party agent. Pursuant to the contracts, the agent is authorized to procure, on the Company’s behalf, a specified type of ICO token in an aggregate amount equivalent to approximately USD35,920,947. The procurement is subject to a 100% reserve requirement system, and all purchased tokens must be delivered to a cryptocurrency wallet address designated and controlled by the Company within 12 months following the effective dates of the respective contracts.

As of January 31, 2026, the Company had advanced the full contract amounts to the agent, which was recorded in “prepaid expenses and other current assets” of the consolidated balance sheet. The procurement and delivery of the tokens by the agent were not yet completed and no digital assets were recognized on the consolidated balance sheet as of January 31, 2026.

(b)	The balance includes amounts paid to Mr. Liu Jun, the former CEO of the Company, in advance for advisory services. These prepaid amounts will be recognized as expense over the period the services are rendered.